Note 8 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31,
	2022	2021
Numerator (basic and diluted)
Net earnings	$14,066,322	$11,424,475
Less: Allocation to unvested restricted stock units	543,054	492,462
Net earnings attributable to common shareholders	13,523,268	10,932,013

Denominator (basic and diluted)
Weighted average common shares outstanding	6,623,769	6,703,654